Summary of Significant Accounting Policies - Schedule of Changes for Warrant Liabilities Measured at Fair Value (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Private Warrants [Member]
Schedule of Changes for Warrant Liabilities Measured at Fair Value [Line Items]
Fair value as of December 31, 2025	$ 18
Change in fair value	(3)
Fair value as of June 30, 2026 (Unaudited)	15
Representative Warrants [Member]
Schedule of Changes for Warrant Liabilities Measured at Fair Value [Line Items]
Fair value as of December 31, 2025	69
Change in fair value	(12)
Fair value as of June 30, 2026 (Unaudited)	$ 57